Post-retirement benefit obligations - Reconciliation, projected net pension liability (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of net defined benefit liability (asset)
Pension asset	R 910	R 784
Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,009	7,445
Pension asset	910	784
Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	83,883	76,056	R 70,508
Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	75,964	67,827
Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	37,961	34,410
Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	38,003	33,417
Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,919	8,229
Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(83,985)	(73,769)	(70,071)
Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(45,982)	(40,352)
Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(38,003)	(33,417)
Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,111	5,158
South Africa | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(92)	(84)
Pension asset	92	84
South Africa | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	72,186	64,049	60,478
South Africa | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	72,186	64,049
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	34,183	30,632
South Africa | Benefit obligation | Funded benefit obligation | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	38,003	33,417
South Africa | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(79,389)	(69,291)	(66,284)
South Africa | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(41,386)	(35,874)
South Africa | Plan assets | Pension - Defined benefit option
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(38,003)	(33,417)
South Africa | Asset ceiling | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,111	5,158
Foreign Countries | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,101	7,529
Pension asset	818	700
Foreign Countries | Benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	11,697	12,007	10,030
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	3,778	3,778
Foreign Countries | Benefit obligation | Funded benefit obligation | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	3,778	3,778
Foreign Countries | Benefit obligation | Unfunded benefit obligation | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	7,919	8,229
Foreign Countries | Plan assets | Pension
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	(4,596)	(4,478)	R (3,787)
Foreign Countries | Plan assets | Pension - Defined benefit portion
Disclosure of net defined benefit liability (asset)
Net (asset)/liability recognised	R (4,596)	R (4,478)